Trade and Other Payables and Accruals - Summary of Trade and Other Payables and Accruals (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Trade and other current payables [abstract]
Trade payables	¥ 57,326	$ 8,786	¥ 69,973
Bills payable - secured (see Note 15)	260,000	39,847	149,000
Total trade payables	317,326	48,633	218,973
Deposits from distributors	107,500	16,475	129,000
Payables in respect of acquisition of property, plant and equipment	3,704	568	7,790
Other taxes payables	6,209	952	8,398
Advances from an unrelated party (note)	38	6	54
Accrued staff costs	33,545	5,141	29,735
Accrued transportation costs	13,168	2,018	9,181
Accrued utilities expenses	3,337	511	2,731
Deferred income (see Note 23)	796	122	796
Others	3,757	575	4,106
Total other payables and accruals	172,054	26,368	191,791
Trade and other payables and accruals	¥ 489,380	$ 75,001	¥ 410,764